Subsequent Events (Tables)	6 Months Ended
Jun. 30, 2018
Subsequent events
Summary of requirements under amended credit facility covenant

Facility	Minimum ratio
KEXIM Credit Facility	155%
2017 Credit Facility	155%
2016 Credit Facility	145% through June 30, 2019, 150% thereafter
ABN Credit Facility	145% through June 30, 2019, 150% thereafter
DVB Credit Facility	145% through June 30, 2019, 150% thereafter